VARIABLE INTEREST ENTITIES - Carrying Value of Non-consolidated VIEs and Maximum Exposure (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 06, 2021	Dec. 31, 2020
Balance sheet
Loans receivable from affiliates (Note 11)	$ 1,217,000		$ 0
Equity Investments	8,441,000		6,677,000
Long-Term Loans Receivable from Affiliates (Note 11)	238,000		1,338,000
Off-balance sheet
Maximum exposure to loss	10,519,000		7,366,000
Coastal GasLink | Equity method investee
Balance sheet
Long-Term Loans Receivable from Affiliates (Note 11)	238,000
Subordinated Loan Agreement | Coastal GasLink | Subordinated Debt
Off-balance sheet
Debt instrument, face amount		$ 3,275,000
VIE, Not Primary Beneficiary
Balance sheet
Loans receivable from affiliates (Note 11)	1,000
Long-Term Loans Receivable from Affiliates (Note 11)	238,000		0
Bruce Power
Off-balance sheet
Off-balance Sheet potential exposure to guarantees	974,000		1,183,000
Bruce Power | VIE, Not Primary Beneficiary
Balance sheet
Equity Investments	4,493,000		3,306,000
Pipeline Equity Investments And Other | VIE, Not Primary Beneficiary
Balance sheet
Equity Investments	1,605,000		1,371,000
Coastal GasLink
Off-balance sheet
Off-balance Sheet potential exposure to guarantees	3,037,000		1,107,000
Pipeline equity investments
Off-balance sheet
Off-balance Sheet potential exposure to guarantees	$ 171,000		$ 399,000